Debt and Capital Lease Obligations - Narrative (Q3) (Details) - USD ($) $ in Millions	Jan. 12, 2021	Jan. 17, 2020	Jul. 17, 2021
Debt Instrument [Line Items]
Repayments of long-term debt		$ 28.3
Subsequent Event
Debt Instrument [Line Items]
Repayments of long-term debt	$ 44.7
2020 Financing Agreement
Debt Instrument [Line Items]
Debt and line of credit maximum borrowing capacity		72.5
Unamortized debt discount	1.2
Loss on extinguishment of debt	$ 1.6
2020 Financing Agreement | Secured Debt
Debt Instrument [Line Items]
Debt face amount		45.0
2020 Financing Agreement | Delayed Draw Term Loan
Debt Instrument [Line Items]
Debt maximum borrowing capacity			$ 20.0
2020 Financing Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		7.5
Line of credit maximum borrowing capacity sub-limit increase		$ 4.0